Basis of preparation and presentation of consolidated financial statements (Policies)	12 Months Ended
Dec. 31, 2025
Basis of preparation and presentation of consolidated financial statements
Foreign currency transactions

a. Foreign currency transactions

Foreign currency transactions carried out by the Company and its subsidiaries are remeasured into their functional currency at the exchange rate prevailing on the date of each transaction. Outstanding monetary assets and liabilities of the Company and its subsidiaries are translated using the exchange rate on the date of the financial statements. The effect of the difference between those exchange rates is recognized in financial results until the conclusion of each transaction.

Basis for translation of financial statements of foreign subsidiaries

b. Basis for translation of financial statements of foreign subsidiaries

b.1 Foreing subsidiaries without administrative authority

The Company has foreign subsidiaries without administrative authority. Assets and liabilities of the other foreign subsidiaries, which do not have administrative authority, are considered an extension of the activities of their parent company and are translated using the exchange rate at the date of the financial statements. Gains and losses resulting from changes in these foreign investments may be recognized as financial result or equity, depending on the subsidiary’s functional currency.

Critical accounting judgements and key sources of estimation uncertainty

c. Use of estimates, assumptions and judgments

The preparation of the financial statements requires the use of estimates, assumptions, and judgments for the accounting and disclosure of certain assets, liabilities, and profit or loss. Therefore, the management of the company and its subsidiaries uses the best information available as of the date of preparation of the financial statements, as well as the experience of past and current events, also considering assumptions regarding future events. The estimates and assumptions are reviewed periodically.

c.1 Judgments

Information on the judgments is included in: the determination of control in subsidiaries, the determination of joint control in joint ventures, and the determination of significant influence in associates (Note 11).

c.2 Uncertainties related to the assumptions and estimates

The information regarding uncertainties related to the assumptions and estimates are included in: determining the fair value of financial instruments including derivatives (Notes 4, 15 and 25), the determination of the loss allowance for expected credit losses (Note 5), the determination of provisions for losses on inventories (Note 6), the estimates of realization of deferred IRPJ and CSLL amounts (Note 9), realization amount of tax recoverable (Note 7), the useful lives and discount rate of right-of-use assets (Note 12), the useful lives of property, plant and equipment (Note 13), the useful lives of intangible assets and recoverable value of assets, including goodwill (Note 14), provisions for tax, civil, and labor risks (Note 18), estimates for the preparation of actuarial reports (Note 17), determination of fair value of subscription warrants – indemnification (Notes 19 and 25), and definition of fair value of the contingent consideration set for the business combination (Note 27). The actual result of the transactions and information may differ from their estimates.

Impairment of property, plant and equipment and intangible assets, including goodwill

d. Impairment of property, plant and equipment and intangible assets, including goodwill

The Company and its subsidiaries review the existence of indications of impairment of property, plant and equipment and intangible assets on a quarterly basis. For intangible assets with an indefinite useful life the review is done annually or more frequently when there is an indication that such assets might be impaired. If there is an indication of impairment, the Company and its subsidiaries estimate the recoverable amount of the asset. Assets that cannot be evaluated individually are grouped in the smallest group of assets that generate cash inflow from continuous use and that are largely independent of cash flows of other assets (cash generating units “CGU”). The identified CGUs for the evaluation of impairment are similar to reported segments in financial statements. The recoverable amount of assets or CGUs corresponds to the greater of their fair value net of applicable direct selling expenses and their value in use.

The fair value less costs to sell is determined by the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date, net of costs of removing the asset, and direct incremental costs to bring an asset into condition for its sale, legal costs, and taxes.

To assess the value in use, the projections of future cash flows, trends, and outlooks, as well as the effects of obsolescence, demand, competition, and other economic factors were considered. Such cash flows are discounted to their present values using the discount rate before tax that reflects market conditions for the period of impairment testing and the specific risks of the asset or CGU being evaluated. In cases where the expected discounted future cash flows are less than their carrying amount, an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value of these assets in profit or loss. In case goodwill has been allocated to a CGU, the recognized losses are first allocated to reduce the corresponding goodwill. If the goodwill is not enough to absorb such losses, the surplus is allocated to the assets on a pro-rata basis. An impairment of goodwill cannot be reversed. For other assets, impairment losses are reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if the impairment had not been recognized.

As of December 31, 2025, the Company, through its subsidiary Ultragaz, recorded impairment loss in the amount of R$ 51,100, related to the goodwill of Stella, recognized in indirect subsidiary Ultragaz Energia Ltda., as per Note 14. As of December 31, 2024, and 2023 the Company and its subsidiaries did not record any impairment loss of assets.

Other assets

e. Other assets

Other assets are stated at the lower of cost and realizable value, including, if applicable, interest earned, monetary variations and foreign exchange variations incurred, less the provisions for losses and, if applicable, adjusted to present value.

Other liabilities

f. Other liabilities

Other liabilities are stated at known or measurable amounts, including monetary variations and foreign exchange variations incurred. When applicable, other liabilities are recognized at present value, based on interest rates that reflect the term, currency, and risk of each transaction.

Statements of cash flows

g. Statements of cash flows

The Company and its subsidiaries present the interest paid on loans, financing, debentures, and leases payable in financing activities financial investments, net of redemptions, are presented in investing activities; and dividends received in operating activities.

Cash and cash equivalents

Accounting policy

Cash and cash equivalents comprise bank balances and short-term financial investments with maturities of up to 90 days, readily convertible into known amounts of cash and subject to an insignificant risk of change in value. Cash equivalents are held for the purpose of meeting short-term cash commitments.

Investments that do not fall under the classification of cash and cash equivalents are presented as financial investments in a separate line item in the statements of financial position.

Cash equivalents and financial investments, excluding cash and bank deposits, are substantially represented by investments: (i) in Brazil, in certificates of deposit of financial institutions linked to interest rate of the Interbank Deposits (“DI”), in repurchase agreement, financial bills, private securities and in short-term investment funds, whose portfolio is comprised of Brazilian Federal Government bonds and certificates of deposit of financial institutions and financial investments composed of a fixed-income component indexed to the DI rate and a variable component represented by financial instruments whose characteristics meet the criteria for compensation set forth in IAS 32, resulting in the presentation of a net financial asset, and; (ii) outside Brazil, in certificates of deposit of financial institutions and in short-term investment funds, whose portfolio is comprised of Federal Government bonds.

Trade receivables and reseller financing

Accounting policy

Trade receivables represent amounts receivable for the sale of products and services provided by the Company’s subsidiaries and are recorded at the nominal value invoiced on the date of sale.

Reseller financing is provided to promote the renovation and upgrading of service stations, purchase of products and development of the automotive fuels and lubricants distribution market. The amounts are financed with an average payment term of 12 to 60 months, subject to interest and monetary variation. Remeasurement is carried out at a market rate for working capital loans and is recognized in the financial result.

Expected credit losses are measured in accordance with the IFRS 9 simplified approach, using a provision matrix based on expected losses for the full balance of trade receivables, considering the probability of default. The loss allowance for expected credit losses considers the expected losses for the next 12 months, which includes the deterioration or improvement of the customers’ credit quality, considering the customers’ characteristics in each business segment. Loss rates are determined by the average of advances of receivables through stages of default until full write-off. This calculation includes the credit risk score for each exposure, based on predictive data and credit assessment experience.

The amount of the expected credit losses is deemed by Management to be sufficient to cover any loss on realization of trade receivables.

Inventories

Accounting policy

Inventories are stated at the lower of cost and net realizable value, and estimates of net realizable value are based on the average selling prices at the end of the reporting period, net of applicable direct selling expenses. The costs are measured using the weighted average cost and include the costs of acquisition and processing directly and indirectly related to the units produced based on the normal capacity of production.

At the reporting date, the net realizable value of inventories is assessed and subsequent events related to price and cost fluctuations are considered, if relevant, and a provision for losses on obsolete or slow-moving inventories may be recognized. Write-offs and reversals are recognized as "Cost of goods sold and services rendered". This classification is made by Management with the support of the industrial and operations teams.

Income and social contribution taxes

Accounting policy

Current and deferred income tax (“IRPJ”) and social contribution on net income tax (“CSLL”) are calculated based on their current rates. For the calculation of current IRPJ, the value of tax incentives is also considered. At the end of the fiscal year the portion of the profit corresponding to these investment grants is allocated to the constitution of a tax incentive reserve in subsidiaries’ equity and is excluded from the dividend calculation basis and subsequently capitalized. Taxes are recognized based on the rates of IRPJ and CSLL provided for by the laws enacted on the last day of the financial statements. The current rates in Brazil are 25% for IRPJ and 9% for CSLL.

Deferred IRPJ and CSLL are recognized when a temporary difference between the tax and accounting balances exists, given that tax credits and debits are not subject to the statute of limitations, and mainly result from provisions for differences between cash and accrual basis, tax loss carryforwards, leasing operations, negative bases and provisions for tax, civil, and labor risks. Deferred tax assets are sustained by the continued profitability of their operations.

For purposes of disclosure, deferred tax assets were offset against deferred tax liabilities, in the same taxable entity.

On December 27, 2024, Law 15,079 was published, which introduce the Additional of CSLL to adapt Brazilian legislation to the GloBE Rules, aligning the country to Pillar 2 of the BEPS of OECD. This guideline establishes a minimum global tax rate of 15% for multinationals with annual revenues exceeding €750 million.

In December 31, 2025, Management assessed the potential impacts of the new law and concluded that no relevant effects on the Company's financial statements are expected, considering its operational profile and actual level of taxes. The Company will continue to assess the complementary regulation and eventual international unfoldings.

Investments in subsidiaries, joint ventures and associates

Accounting policy

Investments in subsidiaries are accounted for under the equity method of accounting in the parent’s individual financial statements. A subsidiary is an investee in which the investor is entitled to variable returns on investment and has the ability to interfere in its financial and operational activities.

Investments in associates and joint ventures are accounted for under the equity method of accounting in the financial statements. An associate is an investment in which an investor has significant influence, that is, has the power to participate in the financial and operating decisions of the investee but does not exercise control. A joint venture is an investment in which the shareholders have the right to net assets on behalf of a joint control. Joint control is the agreement which establishes that decisions about the relevant activities of the investee require the consent from the parties that share control.

Other investments are stated at acquisition cost less provision for losses, unless the loss is considered temporary.

Right-of-use assets and leases payable

Accounting policy

The Company and its subsidiaries recognize in the statement of financial position right-of-use assets and the respective lease liabilities calculated at the present value of future lease payments, discounted by the Company’s incremental loan rate, plus the direct costs associated with the lease contract. Right-of-use assets include amounts related to port area leases grants.

The remeasurement of assets and liabilities based on the contractual index is recognized in the statement of financial position, not having an effect on the result. In case of cancellation of the contract, the assets and respective liabilities are written off to the result, considering, if it is the case, any penalties provided in contractual clauses. The Company and its subsidiaries have no intention of purchasing these assets.

The amortization expenses of right-of-use assets is recognized in the statement of income over the lease contract term. When the right-of-use asset is used in the construction of the property, plant, and equipment (“PP&E”), its amortization is capitalized until the asset under construction is completed. The liability is increased for interest and decreased by lease payments made. The interest is recognized in the statement of income using the effective interest rate method.

For short-term leases of 12 months or less and lease contracts of low-value assets, which do not have a purchase option at the end of the contract the Company and its subsidiaries recognize the lease expense in the statement of income as incurred over the lease term.

The Company and certain subsidiaries have leases, substantially related to: (i) Ipiranga: fuel stations and distribution bases; (ii) Ultragaz: points of sale and bottling bases; (iii) Ultracargo: port areas; (iv) Hidrovias: port areas and vessels and (v) Company: offices.

Property, plant, and equipment

Accounting policy

Property, plant and equipment items are measured at acquisition or construction cost, which also includes costs directly attributable to bringing the asset to operating conditions, including borrowing costs on qualifying assets and non-recoverable taxes, as well as, when applicable, the estimated costs of dismantling and removing property, plant and equipment and restoring the site where the asset is located, less accumulated depreciation and impairment losses. The borrowing costs related to funds raised for construction in progress shall be capitalized until the completion of these projects.

Depreciation is calculated using the straight-line method, taking into consideration the estimated useful lives of the assets, which are reviewed annually. Leasehold improvements are depreciated over the shorter of the contract term and the useful life of the asset.

Intangible assets

Accounting policy

Intangible assets include assets acquired from third parties, and are recognized according to the criteria below:

• Goodwill is shown as intangible assets corresponding to the positive difference between the amount paid or payable to the seller and the fair value of the identifiable assets and liabilities assumed of the acquired entity. Goodwill is tested for impairment annually or more frequently when there is indication that the goodwill might be impaired. Goodwill is allocated to the cash generating units, which represent the lowest level at which goodwill is monitored for impairment testing purposes.

• Other intangible assets acquired from third parties, such as software, technology, and commercial property rights, are measured at the amount paid on acquisition and amortized using the straight-line method, according to their useful lives, and are reviewed annually.

• The decarbonization credits (“CBIOS”) acquired are recorded at historical cost in intangible assets, being prescribed according to decree in the year to fulfill the individual target set by the National Agency of Petroleum, Natural Gas and Biofuels (“ANP”) and are not amortized. These assets are used to settle the annual decarbonization obligation adopted by Brazilian National Biofuels Policy (“RenovaBio”), implemented by Law No. 13,576/2017, with additional regulations established by Decree No. 9,888/2019 and Ordinance No. 419 of November 20, 2019 issued by the Brazilian Ministry of Mines and Energy. The obligation is recorded under a specific line item of the statement of financial position and is measured according to the target established by the ANP, through the average acquisition cost of credits acquired or the fair value of credits traded on B3 on the closing date for the credits to be acquired.

The Company and its subsidiaries have goodwill and brands acquired in business combinations, which are evaluated as intangible assets with indefinite useful life.

Loans, financing and debentures

Accounting policy

Financial liabilities are initially recognized at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost or at fair value through profit or loss and updated using the effective interest rate and including charges. The financial liabilities at fair value through profit or loss refer to financial liabilities designated as hedged items. Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the statement of income over the period of the loans using the effective interest rate method. Fees paid on the contracting of loans are recognized as transaction costs and amortized taking into account the term of the loan, using the effective interest rate method.

Employee benefits and private pension plan

Accounting policy

The Company and its subsidiaries offer their employees a private pension plan of the defined contribution type and other benefits related to seniority bonus, payment of Government Severance Indemnity Fund for Employees (“FGTS”), health and dental care, and life insurance plans for eligible retirees. Annual actuarial studies, with the exception of the private pension plan, are prepared by an independent professional and reviewed by Management. The respective impacts are recognized in accordance with the projected unit credit method. The actuarial gains and losses are recognized in equity under “Accumulated other comprehensive income”.

Provisions and contingent liabilities

Accounting policy

A provision for tax, civil (including environmental and regulatory) and labor risks is recognized when there is a present obligation as a result of a past event, it is probable that a disbursement will be required to settle the obligation, and the amount can be reliably estimated. These provisions are based on an assessment by Management, supported by opinions from internal and external legal advisors, considering the best estimates regarding the possible outcomes of the proceedings. The provisions are recognized in the statement of income, as operating or financial expense, according to the nature involved. The provisioned balances are monetarily adjusted or increased by financial charges, in line with the evolution of judicial or administrative proceedings and with the indexes applicable to each nature, as provided for in the internal contingency guidelines.

Financial instruments

Accounting policy

Financial instruments are classified and measured as follows:

•

Amortized cost: financial instruments held in order to collect and comply with contractual cash flows, solely principal and interest. Interest earned, losses and foreign exchange variations are recognized in profit or loss and balances are stated at amortized cost using the effective interest rate method.

•	Measured at fair value through other comprehensive income: financial instruments contracted for the purpose of collecting contractual cash flows or selling financial assets. The balances are stated at fair value, and interest earned, losses and foreign exchange variations are recognized in profit or loss. Differences between fair value and initial amount of financial investments plus interest earned and foreign exchange variations are recognized in equity under “Accumulated other comprehensive income”. Accumulated gains and losses recognized in equity are reclassified to profit or loss at the time of their settlement.
•	Measured at fair value through profit or loss: financial instruments that were not classified as amortized cost or as measured at fair value through other comprehensive income. Balances are stated at fair value. Interest earned, foreign exchange variations and changes in fair value are recognized in profit or loss. Investment funds and derivatives are classified as measured at fair value through profit or loss.

The Company and its subsidiaries use financial instruments for hedging purposes, applying the following concepts:

•	Hedge accounting – fair value hedge: financial instrument used to hedge exposure to changes in the fair value of an item, attributable to a particular risk, which can affect profit or loss.
•	Hedge accounting – cash flow hedge: financial instruments used to hedge the exposure to variability in cash flows that is attributable to a risk associated with an asset or liability or highly probable transaction or firm commitment that may affect profit or loss.

•	Hedge accounting – hedge of investments in foreign operations: financial instruments used to hedge exposure on net investments in foreign subsidiaries due to the fact that the local functional currency is different from the functional currency of the Company.